PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Computer systems	$345,024	$306,930
Furniture and fittings	97,793	82,657
Electrical fittings	10,174	10,069
Handphone	69,122	63,797
Office equipment	107,260	98,913
Renovation	198,029	171,322
Motor vehicle	346,500	374,419
Property	439,848	413,833
Total property, plant and equipment	$1,613,750	$1,521,940
Less: Accumulated depreciation	(907,554)	(907,267)
Total property, plant and equipment, net	$706,196	$614,673

	For nine months ended September 30, 2025 (Unaudited)	For the year ended December 31, 2024 (Audited)
Investment in computer systems	$18,285	$39,432
Investment in furniture and fittings	9,155	587
Investment in motor vehicle	58,644	-
Investment in handphone	1,279	11,216
Investment in office equipment	2,070	2,792
Investment in renovation	15,501	84,316
Total investment in property, plant and equipment	$104,934	$138,343

Depreciation for the period	$53,498	$59,305

6. PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31, 2024	As of December 31, 2023
Computer systems	$306,930	$259,798
Furniture and fittings	82,657	79,933
Electrical fittings	10,069	9,808
Handphone	63,797	51,000
Office equipment	98,913	93,578
Renovation	171,322	83,097
Motor vehicle	374,419	364,726
Property	413,833	403,120
Total property, plant and equipment	$1,521,940	$1,345,060
Less: Accumulated depreciation	(907,267)	(824,844)
Total property, plant and equipment, net	$614,673	$520,216

	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment in computer systems	$39,432	$17,874
Investment in furniture and fittings	587	371
Investment in electrical fittings	-	278
Investment in handphone	11,216	3,393
Investment in office equipment	2,792	6,497
Investment in renovation	84,316	4,066
Total investment in property and plant	$138,343	$32,479

Depreciation for the period	59,305	$74,429

For the year ended December 31, 2023, the Company acquired a property amounted $420,225 financed through loan from director which is unsecured, non-interest bearing and payable on demand and cash in hand.